Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Operating revenues	¥ 393,561	¥ 375,734	¥ 377,124
Operating expenses
Depreciation and amortization	(90,240)	(88,145)	(75,493)
Network operations and support	(119,517)	(109,799)	(116,062)
Selling, general and administrative	(55,059)	(57,361)	(59,422)
Personnel expenses	(65,989)	(63,567)	(59,736)
Other operating expenses	(29,074)	(27,792)	(37,697)
Impairment loss on property, plant and equipment	(5,042)	0	0
Total operating expenses	(364,921)	(346,664)	(348,410)
Operating income	28,640	29,070	28,714
Net finance costs	(3,014)	(3,639)	(2,708)
Investment income	60	30	38
Income from investments in associates	1,701	1,573	2,104
Earnings before income tax	27,387	27,034	28,148
Income tax	(6,307)	(6,322)	(6,810)
Profit for the year	21,080	20,712	21,338
Other comprehensive income for the year, Items that will not be reclassified subsequently to profit or loss:
Change in fair value of investments in equity instruments at fair value through other comprehensive income	(385)	604	(324)
Deferred tax on change in fair value of investments in equity instruments at fair value through other comprehensive income	97	(147)	82
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(288)	457	(242)
Other comprehensive income for the year, Items that may be reclassified subsequently to profit or loss:
Exchange difference on translation of financial statements of subsidiaries outside mainland China	(312)	102	154
Share of other comprehensive income of associates	(4)	(2)	(7)
Other comprehensive income that may be reclassified to profit or loss, net of tax	(316)	100	147
Other comprehensive income for the year, net of tax	(604)	557	(95)
Total comprehensive income for the year	20,476	21,269	21,243
Profit attributable to
Equity holders of the Company	20,850	20,517	21,210
Non-controlling interests	230	195	128
Profit for the year	21,080	20,712	21,338
Total comprehensive income attributable to
Equity holders of the Company	20,244	21,074	21,115
Non-controlling interests	232	195	128
Total comprehensive income for the year	¥ 20,476	¥ 21,269	¥ 21,243
Basic earnings per share	¥ 0.26	¥ 0.25	¥ 0.26
Number of shares	80,932	80,932	80,932